Earnings Per Share	12 Months Ended
Mar. 31, 2026
Earnings Per Share [Abstract]
EARNINGS PER SHARE

NOTE 25 — EARNINGS PER SHARE

The Company computes earnings per share of Class A Ordinary Shares and Class B Ordinary Shares using the two-class method. Except as voting rights as discussed in Note 11, all other rights, including the liquidation and dividend rights, of the holders of Class A Ordinary Shares and Class B Ordinary Shares are identical. As a result, the undistributed earnings for each year is allocated based on the contractual participation rights of the Class A Ordinary Shares and Class B Ordinary Shares as if the earnings for the year had been distributed. As the liquidation and dividend rights are identical, the undistributed earnings are allocated on a proportionate basis.

The allocation of net income between Class A and Class B ordinary shares are as follows:

2026
US$

Net income	171,407

Weighted average ordinary shares
Class A ordinary shares	16,600,000
Class B ordinary shares	4,500,000
Total	21,100,000

Allocation ratio:
Class A	78.67%
Class B	22.33%

Allocated income:
Class A	134,845
Class B	36,562